Group Subsidiaries	12 Months Ended
Dec. 31, 2020
Schedule of Investments [Abstract]
Group Subsidiaries
8. Group Subsidiaries
As of December 31, 2019, and 2020, the company had the following significant subsidiaries:

Corporation Name	Percentage Ownership as of December 31,		Country of Incorporation		Subsidiary of Limited Liability Company
	2019	2020
- Navigator Gas U.S. L.L.C.	100%	100%	Delaware (USA)		Service company
- Navigator Gas L.L.C.	100%	100%	Marshall Islands		Holding company
~ Navigator Aries L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Atlas L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Aurora L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Centauri L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Ceres L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Ceto L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Copernico L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Capricorn L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Eclipse L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Europa L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Galaxy L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Gemini L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Genesis L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Glory L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Grace L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Gusto L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Jorf L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Leo L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Libra L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Luga L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Magellan L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Mars L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Neptune L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Nova L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Oberon L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Pegasus L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Phoenix L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Prominence L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Saturn L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Scorpio L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Taurus L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Triton L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Umbrio L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Venus L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Virgo L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ Navigator Yauza L.L.C.	100%	100%	Marshall Islands		Vessel-owning company
~ NGT Services (UK) Ltd	100%	100%	England		Service company
~ NGT Services (Poland) Sp. z.o.o.	100%	100%	Poland		Service company
~ Navigator Gas Ship Management Ltd.	100%	100%	England		Service company
~ Falcon Funding PTE Ltd	100%	100%	Singapore		Service company
~ Navigator Gas Invest Ltd	100%	100%	England		Investment company
- PT Navigator Khatulistiwa *	49%	49%	Indonesia		Vessel-owning company
~ Navigator Terminals L.L.C.	100%	100%	Marshall Islands		Investment company
~ Navigator Terminal Invest Ltd	100%	100%	England		Investment company
- Navigator Ethylene Terminals L.L.C.	100%	100%	Delaware	(USA)	Investment company

*	PT Navigator Khatulistiwa is a consolidated VIE where the Company is deemed to be the primary beneficiary.

The above table excludes OCY Aurora Ltd, the lessor variable interest entity (‘‘lessor VIE’’) that we have leased a vessel from under a finance lease arrangement. The lessor VIE is a wholly-owned special purpose vehicle (“SPV”) of a financial institution. While we do not hold any equity investments in this SPV, we have concluded that we are the primary beneficiary of the lessor VIE and accordingly have consolidated this entity into our financial results. Please read Note 9—Variable Interest Entities to our consolidated financial statements for further details.